LEASES (Table)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows (unaudited in thousands):
Six Months Ended June 30, 2019
Cash payments for operating leases	$97

Schedule of Future Lease Payments
Future lease payments under operating leases as of June 30, 2019 were as follows (unaudited in thousands):

Operating Leases
Remainder of 2019	$95
2020	$177
2021	$135
2022	$42
Total future lease payments	$449
Less imputed interest	(26)
Total lease liability balance	$423